Measurement of credit losses on financial instrument - Summary of the Activity on the Expected Credit Loss Allowance for Trade Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Credit Loss [Abstract]
Balance, beginning of year	$ 3,205	$ 2,065
Impact of adoption of ASC 326	1,076
Provisions	12,270	4,294	$ 1,062
Write-off	(7,369)	(3,050)
Foreign currency translation adjustment	1,613	(104)
Balance, end of year	$ 10,795	$ 3,205	$ 2,065